Summary of Significant Accounting Policies - Schedule of Fair Value Inputs (Details) - Private Placement Warrants	Dec. 31, 2021 $ / shares yr shares	Aug. 30, 2021 shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Number of private placement warrants | shares		9,666,667
Warrants to purchase ordinary shares | Fair Value, Inputs, Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Number of private placement warrants | shares	9,666,667
Warrants to purchase ordinary shares | Fair Value, Inputs, Level 3 | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	0
Warrants to purchase ordinary shares | Fair Value, Inputs, Level 3 | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	0.05
Warrants to purchase ordinary shares | Fair Value, Inputs, Level 3 | Exercise price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input | $ / shares	11.5
Warrants to purchase ordinary shares | Fair Value, Inputs, Level 3 | Share price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input | $ / shares	8.02
Warrants to purchase ordinary shares | Fair Value, Inputs, Level 3 | Expiration term (in years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input | yr	4.66
Warrants to purchase ordinary shares | Fair Value, Inputs, Level 3 | Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	0.448
Warrants to purchase ordinary shares | Fair Value, Inputs, Level 3 | Risk-free Rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	0.0122
Warrants to purchase ordinary shares | Fair Value, Inputs, Level 3 | Dividend yield | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	0
Warrants to purchase ordinary shares | Fair Value, Inputs, Level 3 | Dividend yield | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	0.05